Shareholder Report, Holdings (Details)	Aug. 31, 2024
ATAC Rotation Fund - Investor Class | iShares Core S&P Small-Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
ATAC Rotation Fund - Investor Class | Schwab U.S. Small-Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
ATAC Rotation Fund - Investor Class | iShares Russell 2000 Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
ATAC Rotation Fund - Investor Class | Direxion Daily Small Cap Bull 3x Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
ATAC Rotation Fund - Investor Class | SPDR Portfolio S&P 600 Small Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
ATAC Rotation Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
ATAC Rotation Fund - Investor Class | Short-Term Investment & Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ATAC Rotation Fund - Institutional Class | iShares Core S&P Small-Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
ATAC Rotation Fund - Institutional Class | Schwab U.S. Small-Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
ATAC Rotation Fund - Institutional Class | iShares Russell 2000 Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
ATAC Rotation Fund - Institutional Class | Direxion Daily Small Cap Bull 3x Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
ATAC Rotation Fund - Institutional Class | SPDR Portfolio S&P 600 Small Cap Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
ATAC Rotation Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
ATAC Rotation Fund - Institutional Class | Short-Term Investment & Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%